RESTRUCTURING - Restructuring Charges (Credits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Restructuring Cost and Reserve [Line Items]
(Gain from) cost of disposal and retirement of property, plant and equipment	$ 196	$ 243	$ 2,442
Restructuring charges	149,729	2,118	8,084
May 2021 Restructuring Plan:
Restructuring Cost and Reserve [Line Items]
Severance and benefits	129	(475)	4,313
(Gain from) cost of disposal and retirement of property, plant and equipment	(1,880)	60	252
Restructuring charges	(1,751)	(415)	4,565
June 2022 Restructuring Plan:
Restructuring Cost and Reserve [Line Items]
Severance and benefits	(348)	1,981	0
(Gain from) cost of disposal and retirement of property, plant and equipment	457	599	0
Restructuring charges	109	2,580	0
September 2023 Restructuring Plan:
Restructuring Cost and Reserve [Line Items]
Severance and benefits	12,745	0	0
Inventory impairments and other inventory related costs	24,278	0	0
Impairment and cost of disposal and retirement of long-lived assets, including right of use assets	74,480	0	0
Contract termination costs for capital expenditure	39,051	0	0
Other costs	817	0	0
Restructuring charges	151,371	0	0
Other Restructuring:
Restructuring Cost and Reserve [Line Items]
Severance and benefits	0	0	1,077
(Gain from) cost of disposal and retirement of property, plant and equipment	0	(47)	2,440
Other costs	0	0	2
Restructuring charges	$ 0	$ (47)	$ 3,519